Shareholder Report, Holdings (Details)	Oct. 31, 2024
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Beverages [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund - Class A | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM JENNISON EMERGING MARKETS EQUITY OPPORTUNITIES FUND - Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Jennison Emerging Markets Equity Opportunities Fund Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
PGIM Jennison Emerging Markets Equity Opportunities Fund Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM Jennison Global Infrastructure Fund Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Infrastructure Fund Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM Jennison Global Infrastructure Fund Class A | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM Jennison Global Infrastructure Fund Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Jennison Global Infrastructure Fund Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison Global Infrastructure Fund Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
PGIM Jennison Global Infrastructure Fund Class A | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Jennison Global Infrastructure Fund Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison Global Infrastructure Fund Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Global Infrastructure Fund Class A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Infrastructure Fund Class A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Global Infrastructure Fund Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Global Infrastructure Fund Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Global Infrastructure Fund Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Global Infrastructure Fund Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Infrastructure Fund Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM Jennison Global Infrastructure Fund Class C | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM Jennison Global Infrastructure Fund Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Jennison Global Infrastructure Fund Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison Global Infrastructure Fund Class C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
PGIM Jennison Global Infrastructure Fund Class C | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Jennison Global Infrastructure Fund Class C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison Global Infrastructure Fund Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Global Infrastructure Fund Class C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Infrastructure Fund Class C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Global Infrastructure Fund Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Global Infrastructure Fund Class C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Global Infrastructure Fund Class C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Global Infrastructure Fund Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Infrastructure Fund Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM Jennison Global Infrastructure Fund Class Z | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM Jennison Global Infrastructure Fund Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Jennison Global Infrastructure Fund Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison Global Infrastructure Fund Class Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
PGIM Jennison Global Infrastructure Fund Class Z | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Jennison Global Infrastructure Fund Class Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison Global Infrastructure Fund Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Global Infrastructure Fund Class Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Infrastructure Fund Class Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Global Infrastructure Fund Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Global Infrastructure Fund Class Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Global Infrastructure Fund Class Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Global Infrastructure Fund Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Infrastructure Fund Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
PGIM Jennison Global Infrastructure Fund Class R6 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
PGIM Jennison Global Infrastructure Fund Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.70%
PGIM Jennison Global Infrastructure Fund Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
PGIM Jennison Global Infrastructure Fund Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
PGIM Jennison Global Infrastructure Fund Class R6 | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
PGIM Jennison Global Infrastructure Fund Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
PGIM Jennison Global Infrastructure Fund Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM Jennison Global Infrastructure Fund Class R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Infrastructure Fund Class R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
PGIM Jennison Global Infrastructure Fund Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM Jennison Global Infrastructure Fund Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Global Infrastructure Fund Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Jennison Global Opportunities Fund Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Global Opportunities Fund Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Global Opportunities Fund Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund Class A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Global Opportunities Fund Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Global Opportunities Fund Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Global Opportunities Fund Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Global Opportunities Fund Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Global Opportunities Fund Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM Jennison Global Opportunities Fund Class A | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM Jennison Global Opportunities Fund Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Global Opportunities Fund Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Global Opportunities Fund Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Opportunities Fund Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class A | Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Global Opportunities Fund Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Global Opportunities Fund Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Global Opportunities Fund Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Global Opportunities Fund Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Global Opportunities Fund Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Global Opportunities Fund Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Global Opportunities Fund Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund Class C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund Class C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Global Opportunities Fund Class C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Global Opportunities Fund Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Global Opportunities Fund Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Global Opportunities Fund Class C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Global Opportunities Fund Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM Jennison Global Opportunities Fund Class C | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM Jennison Global Opportunities Fund Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Global Opportunities Fund Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Global Opportunities Fund Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Opportunities Fund Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class C | Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Global Opportunities Fund Class C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund Class C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Global Opportunities Fund Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Global Opportunities Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Global Opportunities Fund Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Global Opportunities Fund Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Global Opportunities Fund Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Global Opportunities Fund Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund Class Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund Class Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Global Opportunities Fund Class Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Global Opportunities Fund Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Global Opportunities Fund Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Global Opportunities Fund Class Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Global Opportunities Fund Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM Jennison Global Opportunities Fund Class Z | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM Jennison Global Opportunities Fund Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Global Opportunities Fund Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Global Opportunities Fund Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Opportunities Fund Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class Z | Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Global Opportunities Fund Class Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund Class Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Global Opportunities Fund Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Global Opportunities Fund Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Global Opportunities Fund Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Global Opportunities Fund Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Global Opportunities Fund Class R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Global Opportunities Fund Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund Class R2 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund Class R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Global Opportunities Fund Class R2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Global Opportunities Fund Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Global Opportunities Fund Class R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Global Opportunities Fund Class R2 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Global Opportunities Fund Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM Jennison Global Opportunities Fund Class R2 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM Jennison Global Opportunities Fund Class R2 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class R2 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Global Opportunities Fund Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Global Opportunities Fund Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Opportunities Fund Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class R2 | Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Global Opportunities Fund Class R2 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund Class R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Global Opportunities Fund Class R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Global Opportunities Fund Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Global Opportunities Fund Class R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class R2 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Global Opportunities Fund Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Global Opportunities Fund Class R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Global Opportunities Fund Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund Class R4 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund Class R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Global Opportunities Fund Class R4 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Global Opportunities Fund Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Global Opportunities Fund Class R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Global Opportunities Fund Class R4 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Global Opportunities Fund Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM Jennison Global Opportunities Fund Class R4 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM Jennison Global Opportunities Fund Class R4 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class R4 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Global Opportunities Fund Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Global Opportunities Fund Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Opportunities Fund Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund Class R4 | Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Global Opportunities Fund Class R4 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund Class R4 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Global Opportunities Fund Class R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Global Opportunities Fund Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Global Opportunities Fund Class R4 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund Class R4 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Global Opportunities Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Global Opportunities Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Global Opportunities Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM Jennison Global Opportunities Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison Global Opportunities Fund - Class R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
PGIM Jennison Global Opportunities Fund - Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM Jennison Global Opportunities Fund - Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
PGIM Jennison Global Opportunities Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM Jennison Global Opportunities Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
PGIM Jennison Global Opportunities Fund - Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund - Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund - Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Jennison Global Opportunities Fund - Class R6 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
PGIM Jennison Global Opportunities Fund - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund - Class R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Global Opportunities Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
PGIM Jennison Global Opportunities Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM Jennison Global Opportunities Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
PGIM Jennison Global Opportunities Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment (1.9% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Global Opportunities Fund - Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
PGIM Jennison Global Opportunities Fund - Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM Jennison Global Opportunities Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison Global Opportunities Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Global Opportunities Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison Global Opportunities Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Jennison Global Opportunities Fund - Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%	[1]
PGIM Jennison Global Opportunities Fund - Class R6 | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
PGIM Jennison International Opportunities Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
PGIM Jennison International Opportunities Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison International Opportunities Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Jennison International Opportunities Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison International Opportunities Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Opportunities Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Opportunities Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM Jennison International Opportunities Fund - Class A | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
PGIM Jennison International Opportunities Fund - Class A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison International Opportunities Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Jennison International Opportunities Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison International Opportunities Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison International Opportunities Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison International Opportunities Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison International Opportunities Fund Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund Class C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
PGIM Jennison International Opportunities Fund Class C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison International Opportunities Fund Class C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund Class C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Jennison International Opportunities Fund Class C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities Fund Class C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison International Opportunities Fund Class C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Opportunities Fund Class C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund Class C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Opportunities Fund Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM Jennison International Opportunities Fund Class C | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
PGIM Jennison International Opportunities Fund Class C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison International Opportunities Fund Class C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Jennison International Opportunities Fund Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison International Opportunities Fund Class C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison International Opportunities Fund Class C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund Class C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund Class C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund Class C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison International Opportunities Fund Class C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund Class C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison International Opportunities Fund Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund Class R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
PGIM Jennison International Opportunities Fund Class R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison International Opportunities Fund Class R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund Class R | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Jennison International Opportunities Fund Class R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities Fund Class R | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison International Opportunities Fund Class R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Opportunities Fund Class R | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund Class R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Opportunities Fund Class R | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM Jennison International Opportunities Fund Class R | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
PGIM Jennison International Opportunities Fund Class R | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund Class R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison International Opportunities Fund Class R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Jennison International Opportunities Fund Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison International Opportunities Fund Class R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison International Opportunities Fund Class R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund Class R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund Class R | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund Class R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund Class R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison International Opportunities Fund Class R | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund Class R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison International Opportunities Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
PGIM Jennison International Opportunities Fund - Class Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison International Opportunities Fund - Class Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Jennison International Opportunities Fund - Class Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities Fund - Class Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison International Opportunities Fund - Class Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Opportunities Fund - Class Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Opportunities Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM Jennison International Opportunities Fund - Class Z | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
PGIM Jennison International Opportunities Fund - Class Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison International Opportunities Fund - Class Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Jennison International Opportunities Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison International Opportunities Fund - Class Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison International Opportunities Fund - Class Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison International Opportunities Fund - Class Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison International Opportunities Fund - Class R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
PGIM Jennison International Opportunities Fund - Class R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison International Opportunities Fund - Class R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class R2 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Jennison International Opportunities Fund - Class R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities Fund - Class R2 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison International Opportunities Fund - Class R2 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Opportunities Fund - Class R2 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Opportunities Fund - Class R2 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM Jennison International Opportunities Fund - Class R2 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
PGIM Jennison International Opportunities Fund - Class R2 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison International Opportunities Fund - Class R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Jennison International Opportunities Fund - Class R2 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison International Opportunities Fund - Class R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison International Opportunities Fund - Class R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison International Opportunities Fund - Class R2 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R2 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison International Opportunities Fund - Class R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
PGIM Jennison International Opportunities Fund - Class R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison International Opportunities Fund - Class R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class R4 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Jennison International Opportunities Fund - Class R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities Fund - Class R4 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison International Opportunities Fund - Class R4 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Opportunities Fund - Class R4 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Opportunities Fund - Class R4 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM Jennison International Opportunities Fund - Class R4 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
PGIM Jennison International Opportunities Fund - Class R4 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison International Opportunities Fund - Class R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Jennison International Opportunities Fund - Class R4 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison International Opportunities Fund - Class R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison International Opportunities Fund - Class R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class R4 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison International Opportunities Fund - Class R4 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R4 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Jennison International Opportunities Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison International Opportunities Fund - Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
PGIM Jennison International Opportunities Fund - Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
PGIM Jennison International Opportunities Fund - Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
PGIM Jennison International Opportunities Fund - Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
PGIM Jennison International Opportunities Fund - Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
PGIM Jennison International Opportunities Fund - Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM Jennison International Opportunities Fund - Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Jennison International Opportunities Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.70%
PGIM Jennison International Opportunities Fund - Class R6 | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
PGIM Jennison International Opportunities Fund - Class R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
PGIM Jennison International Opportunities Fund - Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Jennison International Opportunities Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison International Opportunities Fund - Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM Jennison International Opportunities Fund - Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison International Opportunities Fund - Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison International Opportunities Fund - Class R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison International Opportunities Fund - Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM Jennison International Opportunities Fund - Class R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison International Opportunities Fund - Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Jennison International Opportunities Fund - Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions International Equity Fund - Class A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Quant Solutions International Equity Fund - Class A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Quant Solutions International Equity Fund - Class A | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund - Class A | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund - Class A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund - Class A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund - Class A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions International Equity Fund - Class A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund - Class A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund - Class A | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions International Equity Fund - Class A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions International Equity Fund - Class A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions International Equity Fund - Class A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions International Equity Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund - Class A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Quant Solutions International Equity Fund - Class A | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions International Equity Fund - Class A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class A | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund - Class A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Quant Solutions International Equity Fund - Class A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund - Class A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions International Equity Fund - Class A | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
PGIM Quant Solutions International Equity Fund - Class A | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Quant Solutions International Equity Fund - Class A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund - Class A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund - Class A | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions International Equity Fund - Class A | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions International Equity Fund - Class A | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund - Class A | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund - Class A | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund - Class A | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund - Class A | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund - Class A | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund - Class A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class A | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class A | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class A | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund - Class A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund - Class A | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund - Class A | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions International Equity Fund Class - C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions International Equity Fund Class - C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Quant Solutions International Equity Fund Class - C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund Class - C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Quant Solutions International Equity Fund Class - C | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class - C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class - C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class - C | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund Class - C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund Class - C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class - C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions International Equity Fund Class - C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund Class - C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class - C | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund Class - C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions International Equity Fund Class - C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions International Equity Fund Class - C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions International Equity Fund Class - C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class - C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions International Equity Fund Class - C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund Class - C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Quant Solutions International Equity Fund Class - C | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class - C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund Class - C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions International Equity Fund Class - C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund Class - C | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund Class - C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class - C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Quant Solutions International Equity Fund Class - C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund Class - C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund Class - C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class - C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions International Equity Fund Class - C | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
PGIM Quant Solutions International Equity Fund Class - C | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Quant Solutions International Equity Fund Class - C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund Class - C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class - C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund Class - C | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions International Equity Fund Class - C | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions International Equity Fund Class - C | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class - C | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund Class - C | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund Class - C | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund Class - C | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund Class - C | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund Class - C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - C | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - C | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - C | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund Class - C | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class - C | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions International Equity Fund Class - Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions International Equity Fund Class - Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Quant Solutions International Equity Fund Class - Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund Class - Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Quant Solutions International Equity Fund Class - Z | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class - Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class - Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class - Z | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund Class - Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund Class - Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class - Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions International Equity Fund Class - Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund Class - Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class - Z | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund Class - Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions International Equity Fund Class - Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions International Equity Fund Class - Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions International Equity Fund Class - Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class - Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions International Equity Fund Class - Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund Class - Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Quant Solutions International Equity Fund Class - Z | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class - Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund Class - Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions International Equity Fund Class - Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund Class - Z | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund Class - Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class - Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Quant Solutions International Equity Fund Class - Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund Class - Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund Class - Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class - Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions International Equity Fund Class - Z | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
PGIM Quant Solutions International Equity Fund Class - Z | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Quant Solutions International Equity Fund Class - Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund Class - Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class - Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund Class - Z | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions International Equity Fund Class - Z | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions International Equity Fund Class - Z | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class - Z | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund Class - Z | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund Class - Z | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund Class - Z | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund Class - Z | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund Class - Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - Z | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - Z | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - Z | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class - Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund Class - Z | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class - Z | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Quant Solutions International Equity Fund Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Quant Solutions International Equity Fund Class R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
PGIM Quant Solutions International Equity Fund Class R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund Class R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
PGIM Quant Solutions International Equity Fund Class R6 | Automobiles Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class R6 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund Class R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund Class R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions International Equity Fund Class R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund Class R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class R6 | Health Care Providers & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund Class R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions International Equity Fund Class R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
PGIM Quant Solutions International Equity Fund Class R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
PGIM Quant Solutions International Equity Fund Class R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions International Equity Fund Class R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund Class R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM Quant Solutions International Equity Fund Class R6 | Transportation Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM Quant Solutions International Equity Fund Class R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund Class R6 | Diversified Telecommunication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Quant Solutions International Equity Fund Class R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM Quant Solutions International Equity Fund Class R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM Quant Solutions International Equity Fund Class R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund Class R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM Quant Solutions International Equity Fund Class R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Quant Solutions International Equity Fund Class R6 | Others [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
PGIM Quant Solutions International Equity Fund Class R6 | Total Before Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
PGIM Quant Solutions International Equity Fund Class R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM Quant Solutions International Equity Fund Class R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund Class R6 | Metals & Mining [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Quant Solutions International Equity Fund Class R6 | Unaffiliated Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Quant Solutions International Equity Fund Class R6 | Food Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Quant Solutions International Equity Fund Class R6 | Passenger Airlines [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Quant Solutions International Equity Fund Class R6 | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM Quant Solutions International Equity Fund Class R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM Quant Solutions International Equity Fund Class R6 | Industrial Conglomerates [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM Quant Solutions International Equity Fund Class R6 | Chemicals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM Quant Solutions International Equity Fund Class R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class R6 | Automobile Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class R6 | Household Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class R6 | Leisure Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Quant Solutions International Equity Fund Class R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM Quant Solutions International Equity Fund Class R6 | Marine Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
PGIM Quant Solutions International Equity Fund Class R6 | Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
PGIM Emerging Markets Debt Hard Currency Fund - Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | CC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Emerging Markets Debt Hard Currency Fund - Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | CC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Emerging Markets Debt Hard Currency Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | CC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Emerging Markets Debt Hard Currency Fund - Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	39.60%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	24.80%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | CC [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | C [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | D [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
PGIM Emerging Markets Debt Hard Currency Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
PGIM Emerging Markets Debt Local Currency Fund Class A
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Local Currency Fund Class A | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
PGIM Emerging Markets Debt Local Currency Fund Class A | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Emerging Markets Debt Local Currency Fund Class A | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
PGIM Emerging Markets Debt Local Currency Fund Class A | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
PGIM Emerging Markets Debt Local Currency Fund Class A | BB [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
PGIM Emerging Markets Debt Local Currency Fund Class A | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Emerging Markets Debt Local Currency Fund Class A | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Emerging Markets Debt Local Currency Fund Class A | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM Emerging Markets Debt Local Currency Fund - Class C
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Local Currency Fund - Class C | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
PGIM Emerging Markets Debt Local Currency Fund - Class C | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Emerging Markets Debt Local Currency Fund - Class C | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
PGIM Emerging Markets Debt Local Currency Fund - Class C | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
PGIM Emerging Markets Debt Local Currency Fund - Class C | BB [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
PGIM Emerging Markets Debt Local Currency Fund - Class C | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Emerging Markets Debt Local Currency Fund - Class C | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Emerging Markets Debt Local Currency Fund - Class C | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM Emerging Markets Debt Local Currency Fund Class Z
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Local Currency Fund Class Z | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
PGIM Emerging Markets Debt Local Currency Fund Class Z | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Emerging Markets Debt Local Currency Fund Class Z | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
PGIM Emerging Markets Debt Local Currency Fund Class Z | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
PGIM Emerging Markets Debt Local Currency Fund Class Z | BB [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
PGIM Emerging Markets Debt Local Currency Fund Class Z | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Emerging Markets Debt Local Currency Fund Class Z | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Emerging Markets Debt Local Currency Fund Class Z | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
PGIM Emerging Markets Debt Local Currency Fund - Class R6
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | AA [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | A [Member]
Holdings [Line Items]
Percent of Total Investments	28.40%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	36.10%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | BB [Member]
Holdings [Line Items]
Percent of Total Investments	19.70%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | B [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	(1.50%)
PGIM Emerging Markets Debt Local Currency Fund - Class R6 | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%

[1]	Consists of Industries that each make up less than 0.5% of the Fund's net assets